CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 12,236	$ 15,419	$ 124,501
Prepaid expenses	27,372	7,208
Total current assets	39,608	22,627	124,501
Deferred offering costs			1,101,353
Investments held in Trust Account	20,886,019	36,605,106
Total Assets	20,925,627	36,627,733	1,225,854
Current liabilities:
Accounts payable and accrued expenses	1,259,291	1,081,753	34,000
Income taxes payable	286,367	524,562
Excise tax payable	530,415	359,957
Accrued offering costs			12,362
Notes payable - related party	1,778,000	0	1,200,000
Due to affiliate	87,000	72,000	17,000
Total current liabilities	3,941,073	2,038,272	1,263,362
Deferred underwriting commissions	2,070,000	2,070,000
Total liabilities	6,011,073	4,108,272	1,263,362
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at September 30, 2024 and December 31, 2023	0	0	0
Common stock	216	216	173
Additional paid-in capital	0	0	24,827
Accumulated deficit	(5,754,171)	(3,907,008)	(62,508)
Total stockholders' deficit	(5,753,955)	(3,906,792)	(37,508)
Total Liabilities and Stockholders' Deficit	20,925,627	36,627,733	$ 1,225,854
Common Stock Subject to Mandatory Redemption [Member]
Current liabilities:
Common stock subject to possible redemption, 1,886,221 shares issued and outstanding at redemption value of $10.96 per share and 3,467,954 shares issued and outstanding at redemption value of $10.50 per share at September 30, 2024 and December 31, 2023, respectively	$ 20,668,509	$ 36,426,253